Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		May 18, 2022	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Feb. 28, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Number of shares authorised (in shares)			200,000,000	200,000,000
Subscribed and fully paid up share capital (in shares)			172,096,305	172,096,305
Par value per share (usd per share)			$ 1.50	$ 1.50				$ 1.50
Share capital			$ 258.0	$ 258.0
Share premium			1,064.0	1,076.0
Share capital and premium			1,322.0	1,334.0
Effects of rights offering (in shares)		70,357,088
Subscribed by exercise of basic subscription rights (in shares)		68,822,675
Allotment to investors who subscribed over subscription privileges (in shares)		1,534,413
Effects of rights offering	[1]					$ 717.0
Underwriting commissions and other offering expenses		$ 28.0
Equity			3,574.0	3,445.0		3,634.0			$ 2,740.0
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(500.0)
Share based compensation	[1]		50.0	52.0		26.0
Share based cancellation			(35.0)
Issuance of shares with respect to LTIPs			1.0	1.0		1.0
Remeasurements of post-employment benefit obligations			1.0	(2.0)		(2.0)
Transfer to legal reserve			0.0	0.0	[1]
Cash flow hedge reserve movement			(4.0)	(10.0)		9.0
Currency translation movement			15.0	33.0		19.0
Other equity reserves, ending balance			(531.0)	(500.0)
Legal reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			18.0	16.0		16.0
Transfer to legal reserve			7.6	1.9
Other equity reserves, ending balance			26.0	18.0		16.0
Equity settled transaction reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			61.0	51.0		43.0
Share based compensation			49.0	50.0		25.0
Share based cancellation			(35.0)
Issuance of shares with respect to LTIPs			(50.0)	(40.0)		(17.0)
Other equity reserves, ending balance			24.0	61.0		51.0
Hedge reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(2.0)	5.0		(3.0)
Cash flow hedge reserve movement			(2.0)	(7.0)		8.0
Currency translation movement						0.0
Other equity reserves, ending balance			(4.0)	(2.0)		5.0
Currency translation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(571.0)	(626.0)		(646.0)
Currency translation movement			(2.0)	56.0		20.0
Other equity reserves, ending balance			(573.0)	(571.0)		(626.0)
Pension obligation reserve
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(6.0)	(4.0)		(3.0)
Remeasurements of post-employment benefit obligations			1.0	(2.0)		(2.0)
Cash flow hedge reserve movement						1.0
Other equity reserves, ending balance			(5.0)	(6.0)		(4.0)
Total
Disclosure of reserves within equity [line items]
Effects of rights offering		$ 717.0				717.0	[1]
Equity			3,628.0	3,529.0		3,605.0			$ 2,583.0
Other Reserves [Roll Forward]
Share based compensation	[1]		49.0	50.0		25.0
Share based cancellation			(35.0)
Issuance of shares with respect to LTIPs			1.0	1.0		$ 1.0
Transfer to legal reserve	[1]		$ 0.0	$ 0.0
Share capital
Disclosure of reserves within equity [line items]
Effects of rights offering (in shares)	[1],[2]					70,357,000
Effects of rights offering	[1]					$ 106.0
Number of shares (in shares)	[2]		172,096,000	172,096,000		172,096,305			101,739,217
Equity	[1]		$ 258.0	$ 258.0		$ 258.0			$ 153.0
Share premium
Disclosure of reserves within equity [line items]
Effects of rights offering	[1]					611.0
Equity	[1]		1,064.0	1,076.0		1,085.0			476.0
Other Reserves [Roll Forward]
Issuance of shares with respect to LTIPs	[1]		(12.0)	(9.0)		(2.0)
Other reserves
Disclosure of reserves within equity [line items]
Equity	[1]		(531.0)	(500.0)		(559.0)			$ (594.0)
Other Reserves [Roll Forward]
Other equity reserves, beginning balance			(500.0)	(559.0)		(593.0)
Share based compensation	[1]		49.0	50.0		25.0
Share based cancellation	[1]		(35.0)
Issuance of shares with respect to LTIPs	[1]		(50.0)	(40.0)		(17.0)
Remeasurements of post-employment benefit obligations			1.0	(2.0)		(2.0)
Transfer to legal reserve	[1]		8.0	2.0
Cash flow hedge reserve movement			(2.0)	(7.0)		9.0
Currency translation movement			(2.0)	56.0		20.0
Other equity reserves, ending balance			$ (531.0)	$ (500.0)		$ (559.0)

[1]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.
[2]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.